Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A SGD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B SGD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Accumulated deficit SGD ($)	Accumulated deficit USD ($)	Accumulated other comprehensive income/ (loss) SGD ($)	Accumulated other comprehensive income/ (loss) USD ($)	SGD ($)	USD ($)
Balance (in Dollars) | $		$ 1,352		$ 1,352		$ 997,296		$ 867,784				$ 1,867,784
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance at Dec. 31, 2023 | $		$ 1,352		$ 1,352		997,296		867,784				1,867,784
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Net income (loss) | $								247,424				247,424
Balance at Jun. 30, 2024		$ 1,352	$ 1,000	$ 1,352	$ 1,000	997,296	$ 735,246	1,115,208	$ 822,182			2,115,208	$ 1,559,428
Balance (in Shares) at Jun. 30, 2024	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,352	$ 1,000	$ 1,352	$ 1,000	997,296	735,246	1,115,208	822,182			2,115,208	1,559,428
Balance (in Shares)	[1]	10,000,000	10,000,000	10,000,000	10,000,000
Balance (in Dollars) | $		$ 1,549		$ 1,352		6,290,712		(163,354)		$ 250,665		6,380,924
Balance (in Shares)	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Balance at Dec. 31, 2024 | $		$ 1,549		$ 1,352		6,290,712		(163,354)		250,665		6,380,924
Balance (in Shares) at Dec. 31, 2024	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Net income (loss)								(508,113)				(508,113)	(399,492)
Foreign currency translation adjustment | $										(293,535)		(293,535)
Balance at Jun. 30, 2025		$ 1,549	$ 1,150	$ 1,352	$ 1,000	6,290,712	4,946,046	(671,467)	(527,924)	(42,870)	$ (33,705)	5,579,276	4,386,567
Balance (in Shares) at Jun. 30, 2025	[1]	11,500,000	11,500,000	10,000,000	10,000,000
Balance (in Dollars)		$ 1,549	$ 1,150	$ 1,352	$ 1,000	$ 6,290,712	$ 4,946,046	$ (671,467)	$ (527,924)	$ (42,870)	$ (33,705)	$ 5,579,276	$ 4,386,567
Balance (in Shares)	[1]	11,500,000	11,500,000	10,000,000	10,000,000

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.